NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Bond Fund
Nationwide Government Money Market Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide High Yield Bond Fund
Nationwide Inflation‐Protected Securities Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated November 9, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund & Nationwide HighMark National Intermediate Tax Free Bond Fund (the "Funds")

1.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as the subadviser to the Funds. Accordingly, all references to, and information regarding, HighMark in the Prospectus are deleted in their entirety.

2.
At a Special Meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on November 8, 2017, the Board approved the appointment of Loomis, Sayles & Company, LP ("Loomis") as the subadviser to the Nationwide HighMark Bond Fund and the Nationwide HighMark Short Term Bond Fund, and Massachusetts Financial Services Company, D/B/A MFS Investment Management ("MFS") as the subadviser to the Nationwide HighMark California Intermediate Tax Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund.  These changes are anticipated to be implemented on or about the Effective Date.

3.	As of the Effective Date, the Prospectus is amended as follows:

a.
The Nationwide HighMark Bond Fund is renamed the "Nationwide Loomis Bond Fund," the Nationwide HighMark Short Term Bond Fund is renamed the "Nationwide Loomis Short Term Bond Fund," the Nationwide HighMark California Intermediate Tax Free Bond Fund is renamed the "Nationwide California Intermediate Tax Free Bond Fund," and the Nationwide HighMark National Intermediate Tax Free Bond Fund is renamed the "Nationwide National Intermediate Tax Free Bond Fund." All references to the Funds in the Prospectus are updated accordingly.

b.
With respect to the Nationwide Loomis Bond Fund, the information under the heading "Principal Investment Strategies" on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody's or Standard & Poor's or, if unrated, which the subadviser determines to be of comparable quality);
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and

● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities.

The Fund will maintain an average duration of between 3 and 6 years, which the Fund's subadviser expects to be within one year of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
● the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may engage in frequent and active trading of its portfolio securities.

c.	With respect to the Nationwide Loomis Bond Fund, the information under the heading "Principal Risks" on page 17 of the Prospectus is modified to include the following:

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in higher taxes when Fund shares are held in a taxable account.

d.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "Principal Investment Strategies" on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade (either rated in the four highest rating categories of nationally recognized statistical ratings organizations or, if unrated, determined by the subadviser to be of comparable quality) municipal bonds and notes that are tax-exempt in California.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds, the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands) if the income from these bonds is exempt from U.S. federal income taxes. Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.
--2--

The subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative (i.e., mathematical and/or statistical) models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

e.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the following replaces "California state specific risk" under the heading "Principal Risks" on page 21 of the Prospectus in its entirety:

Geographic Focus Risk - The Fund's performance will be closely tied to the economic and political conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the Fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the Fund is invested. These conditions may include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

f.	With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "Principal Risks" on page 21 of the Prospectus is modified to include the following:

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

g.
With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "Principal Investment Strategies" on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade (i.e., rated in the four highest rating categories of nationally recognized statistical ratings organizations or, if unrated, determined by the subadviser to be of comparable quality) municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds (or fixed-income securities) the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its net assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

The Fund's subadviser may invest a significant percentage of the Fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goal of providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative
--3--

minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative (i.e., mathematical and/or statistical) models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

h.	With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "Principal Risks" on page 25 of the Prospectus is modified to include the following:

Geographic Focus Risk - The Fund's performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions in the states, territories, and possessions of the United States in which the Fund's assets are invested. If the Fund's subadviser invests a significant percentage of the Fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the Fund's performance and the Fund's performance may be more volatile than the performance of more geographically-diversified funds.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

i.
With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "Principal Investment Strategies" on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody's or Standard & Poor's or, if unrated, which the subadviser determines to be of comparable quality);
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities. The Fund will maintain an average duration of between 1 and 3 years.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
● the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.
--4--

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may engage in frequent and active trading of its portfolio securities.

j.	With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "Principal Risks" on page 29 of the Prospectus is modified to include the following:

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in higher taxes when Fund shares are held in a taxable account.

k.	The information under the heading "Portfolio Management – Subadviser" on pages 18 and 30 of the Prospectus is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, LP

l.	The table under the heading "Portfolio Management – Portfolio Managers" on pages 18 and 30 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Kurt L. Wagner, CFA, CIC	Vice President	Since 2017

m.	The information under the heading "Portfolio Management – Subadviser" on pages 22 and 26 of the Prospectus is deleted in its entirety and replaced with the following:

Massachusetts Financial Services Company, D/B/A MFS Investment Management

n.	The table under the heading "Portfolio Management – Portfolio Managers" on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Michael L. Dawson	Investment Officer and Portfolio Manager	Since 2017

o.	The table under the heading "Portfolio Management – Portfolio Managers" on page 26 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Geoffrey L. Schechter, CFA, CPA	Investment Officer and Portfolio Manager	Since 2017
Jason R. Kosty	Investment Officer and Portfolio Manager	Since 2017

p.
With respect to the Nationwide Loomis Bond Fund, the information under the heading "How the Funds Invest – Principal Investment Strategies" on page 49 of the Prospectus is deleted in its entirety and replaced with the following:

--5--

Under normal market conditions, the Fund invests primarily in fixed-income securities which include:

● U.S. government securities;
● Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade;
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of debt securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities.

The Fund will maintain an average duration of between 3 and 6 years, which the Fund's subadviser expects to be within one year of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
●	the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the subadviser's investment approach.  First, the subadviser generally seeks fixed-income securities that are attractively valued relative to the subadviser's credit research team's assessment of credit risk.  The broad coverage combined with the goal of identifying attractive investment opportunities makes this an important component of the investment approach.  Second, the subadviser may invest significantly in securities the prices of which the subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates.  These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return.  Third, the subadviser analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may engage in frequent and active trading of its portfolio securities.

q.	The second paragraph under the heading "Principal Risks" on page 50 of the Prospectus is modified to include PORTFOLIO TURNOVER RISK.

r.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "How the Funds Invest – Principal Investment Strategies" on page 51 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade municipal bonds and notes (or fixed-income securities) that are tax-exempt in California.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds." Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.
--6--

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands) if the income from these bonds is exempt from U.S. federal income taxes. Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up approach to buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also employ a top-down approach that considers factors such as sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

s.	The following terms are added under the heading "Key Terms" on page 51 of the Prospectus:

High-yield bonds – commonly referred to as "junk bonds," these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody's and Standard & Poor's, or are unrated securities that the Fund's subadviser believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Bottom-up approach – a method of investing that involves searching for individual bonds before considering the impact of economic trends.

Quantitative models – mathematical and statistical models used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.

t.	The information under the heading "Principal Risks" on page 51 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to ALTERNATIVE MINIMUM TAX RISK, CREDIT RISK, GEOGRAPHIC FOCUS RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS and PREPAYMENT AND CALL RISK, each of which is described in the section "Risks of Investing in the Funds" beginning on page 59.

The Fund cannot guarantee that it will achieve its investment objective. Loss of money is a risk of investing in the Fund.
--7--

u.
With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "How the Funds Invest – Principal Investment Strategies" on page 52 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax. The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds (or fixed-income securities) the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its net assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

The Fund's subadviser may invest a significant percentage of the Fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goal of providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up approach to buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also employ a top-down approach that considers factors such as sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

v.	The following terms are added under the heading "Key Terms" on page 52 of the Prospectus:

High-yield bonds – commonly referred to as "junk bonds," these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody's and Standard & Poor's, or are unrated securities that the Fund's subadviser believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Bottom-up approach – a method of investing that involves searching for individual bonds before considering the impact of economic trends.

Quantitative models – mathematical and statistical models used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
--8--

w.	The second paragraph under the heading "Principal Risks" on page 52 of the Prospectus is modified to include GEOGRAPHIC FOCUS RISK and HIGH-YIELD BONDS RISK.

x.
With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "How the Funds Invest – Principal Investment Strategies" on page 53 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate debt securities issued by U.S. or foreign companies that are investment grade;
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of debt securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities. The Fund will maintain an average duration of between 1 and 3 years.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
●	the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the subadviser's investment approach.  First, the subadviser generally seeks fixed-income securities that are attractively valued relative to the subadviser's credit research team's assessment of credit risk.  The broad coverage combined with the goal of identifying attractive investment opportunities makes this an important component of the investment approach.  Second, the subadviser may invest significantly in securities the prices of which the subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates.  These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return.  Third, the subadviser analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may engage in frequent and active trading of its portfolio securities.

y.	The second paragraph under the heading "Principal Risks" on page 54 of the Prospectus is modified to include PORTFOLIO TURNOVER RISK.

z.	The information under the heading "Risks of Investing in the Funds" beginning on page 59 of the Prospectus is modified to include the following:

Geographic Focus Risk - (Nationwide California Intermediate Tax Free Bond Fund) The Fund's performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the Fund's performance can also be tied to these conditions in other states and
--9--

U.S. territories and possessions in which the Fund is invested. These conditions may include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in California, other states, or U.S. territories and possessions. The budgets of the State of California, as well as many of its political subdivisions, are beset by structural imbalances and/or volatility. Voter-passed initiatives limit the ability of government to raise additional revenues, particularly with respect to real property taxes. California is thus overly reliant on income tax revenues which are typically hard hit in a recession (the chief cause of budget volatility), and was particularly negatively impacted by the national recession and its aftermath. The ability to cut expenditures is, at the same time, limited, as the State and local governments are constitutionally required to guarantee a minimum level of spending on certain governmental programs, including most materially, on public education. Despite a prolonged recovery, and the retention of State funds as reserves against future economic disruptions, the economic well-being of the State is still subject to the above noted structural budgetary imbalances. Puerto Rico and its instrumentalities face severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple obligations. On May 3, 2017, the oversight board established under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) filed for Title III (bankruptcy) under PROMESA for the Commonwealth of Puerto Rico and made similar filings on May 5, 2017 for COFINA and July 2, 2017 for PREPA, government owned corporations of Puerto Rico. PROMESA grants Puerto Rico and its instrumentalities the ability to restructure their debts in exchange for significant federal oversight over their finances. PROMESA, as well as the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in 2016 and 2017, as a result of the U.S. Virgin Island's weak financial position and liquidity, its failure to access the capital markets in January 2017, and an increased possibility that the government may be forced to restructure its debt to address its financial problems. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military.

Geographic Focus Risk: (Nationwide National Intermediate Tax Free Bond Fund) The Fund's performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions in the states, territories, and possessions of the United States in which the Fund's assets are invested. These conditions include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in such states, territories, and possessions. If the Fund's subadviser invests a significant percentage of the Fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the Fund's performance and the Fund's performance may be more volatile than the performance of more geographically-diversified funds.

aa.	The following replaces "Portfolio turnover risk" on page 64 of the Prospectus in its entirety.

Portfolio turnover risk – a Fund's investment strategy may involve high portfolio turnover (such as 100% or more).  A portfolio turnover rate of 100% or more, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year.  A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund's shareholders.

bb.	The following paragraphs are added under the heading "Fund Management – Subadvisers" on page 66 of the Prospectus:

LOOMIS, SAYLES & COMPANY, LP ("LOOMIS") is the subadviser to the Nationwide Loomis Bond Fund and the Nationwide Loomis Short Term Bond Fund.  Loomis, located at One Financial Center, Boston, Massachusetts 02111, was founded in 1926 and is one of the oldest investment advisory firms in the United States with over $261.3 billion in assets under management as of September 30, 2017.

MASSACHUSETTS FINANCIAL SERVICES COMPANY, D/B/A MFS INVESTMENT MANAGEMENT ("MFS") is the subadviser to the Nationwide California Intermediate Tax Free Bond Fund and the Nationwide National Intermediate Tax Free Bond Fund. MFS is located at 111 Huntington
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Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

cc.	The following replaces the section "Portfolio Management– Nationwide HighMark Bond Fund and Nationwide HighMark Short Term Bond Fund" on page 67 of the Prospectus:

Nationwide Loomis Bond Fund and Nationwide Loomis Short Term Bond Fund

Christopher T. Harms, Clifton V. Rowe, CFA, and Kurt L. Wagner, CFA, CIC, are co-portfolio managers of the Fund's and are responsible for the day-to-day management of the Funds, including the selection of the Funds' investments.

Mr. Harms, Vice President of Loomis, joined Loomis in 2010 as a product manager for the fixed income group. He earned a BSBA from Villanova University and an MBA from Drexel University. Mr. Harms has over 36 years of investment industry experience.

Mr. Rowe, CFA, is a Vice President of Loomis.  Mr. Rowe began his investment career in 1992 and joined Loomis in 1992. He holds the designation of Chartered Financial Analyst®. Mr. Rowe received a BBA from James Madison University, an MBA from the University of Chicago and has over 24 years of investment industry experience.

Mr. Wagner, CFA, CIC, is a Vice President of Loomis, having joined Loomis in 1994. Mr. Wagner earned a BA from Haverford College and an MBA from the University of Chicago. Mr. Wagner holds the designations of Chartered Financial Analyst® and Chartered Investment Counselor and has 38 years of investment management experience.

dd.
The following replaces the section "Portfolio Management – Nationwide HighMark California Intermediate Tax Free Bond Fund and Nationwide HighMark National Intermediate Tax Free Bond Fund" on page 68 of the Prospectus:

Nationwide California Intermediate Tax Free Bond Fund

Michael L. Dawson, Investment Officer and Portfolio Manager of MFS, is responsible for the day-to-day management of the Fund and has been employed in the investment area of MFS since 1998.

Nationwide National Intermediate Tax Free Bond Fund

Geoffrey L. Schechter, CFA, CPA, and Jason R. Kosty are co-portfolio managers of the Fund and are responsible for the day-to-day management of the Fund.

Mr. Schechter, CFA, CPA, Investment Officer and Portfolio Manager of MFS, has been employed in the investment area of MFS since 1993.

Mr. Kosty, Investment Officer and Portfolio Manager of MFS, has been employed in the investment area of MFS since 2003.

4.
Shareholders of the Funds will receive an Information Statement in the near future, as required under the Trust's Manager of Managers Exemptive Order, with more detailed information about Loomis and MFS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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